Commitments and Contingencies - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Aug. 31, 2022	Jun. 13, 2022	Dec. 31, 2021
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Contractual commitments	$ 32,998			$ 34,846
Outstanding letters of credit	490			565
HMLP
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Contractual commitments	2,200			2,600
Sunrise Oil Sands Partnership
Disclosure Of Commitments And Contingent Liabilities [Line Items]
Contingent liabilities recognised in business combination	$ 419			$ 0
Initial Recognition		$ 600	$ 600